Financial risk management - Fair Value measurement of financial liabilities measured at fair value (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	₩ 14,704,120	₩ 17,222,093
Financial liabilities measured at FVTPL
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,868,977	1,146,110
Financial liabilities measured at FVTPL | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,449,634	724,104
Financial liabilities measured at FVTPL | Gold/silver deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	419,343	422,006
Financial liabilities designated at fair value through profit or loss
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	7,796,727	8,367,368
Financial liabilities designated at fair value through profit or loss | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	7,541,895	8,320,041
Financial liabilities designated at fair value through profit or loss | Debt securities issued
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	254,832	47,327
Derivative liabilities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	5,038,416	7,708,615
Derivative liabilities | Trading
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	4,199,936	6,526,788
Derivative liabilities | Hedging
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	838,480	1,181,827
Level 1
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,915,555	1,395,779
Level 1 | Financial liabilities measured at FVTPL
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,868,977	1,146,110
Level 1 | Financial liabilities measured at FVTPL | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,449,634	724,104
Level 1 | Financial liabilities measured at FVTPL | Gold/silver deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	419,343	422,006
Level 1 | Derivative liabilities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	46,578	249,669
Level 1 | Derivative liabilities | Trading
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	46,578	249,669
Level 2
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	5,055,531	7,084,124
Level 2 | Financial liabilities designated at fair value through profit or loss
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,071,475	436,459
Level 2 | Financial liabilities designated at fair value through profit or loss | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	816,643	389,132
Level 2 | Financial liabilities designated at fair value through profit or loss | Debt securities issued
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	254,832	47,327
Level 2 | Derivative liabilities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	3,984,056	6,647,665
Level 2 | Derivative liabilities | Trading
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	3,369,771	5,809,597
Level 2 | Derivative liabilities | Hedging
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	614,285	838,068
Level 3
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	7,733,034	8,742,190
Level 3 | Financial liabilities designated at fair value through profit or loss
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	6,725,252	7,930,909
Level 3 | Financial liabilities designated at fair value through profit or loss | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	6,725,252	7,930,909
Level 3 | Derivative liabilities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,007,782	811,281
Level 3 | Derivative liabilities | Trading
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	783,587	467,522
Level 3 | Derivative liabilities | Hedging
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	₩ 224,195	₩ 343,759